CERTAIN TRANSACTIONS (Details) - Rimsa [Member] $ in Billions	Oct. 03, 2015 USD ($)
Noncash Or Part Noncash Acquisitions [Line Items]
Total consideration	$ 2.3
Purchase price in US dollars	$ 2.3